Document and Entity Information	12 Months Ended
Jan. 31, 2019 shares
Document And Entity Information [Abstract]
Entity Registrant Name	C21 Investments Inc.
Entity Central Index Key	0000831609
Entity Current Reporting Status	Yes
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding	58,505,255
Document Type	40-F
Document Period End Date	Jan. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Ex Transition Period	false